Income taxes - Reconciliation of the statutory income tax rate and effective income tax rate (Details) $ in Thousands, $ in Thousands	12 Months Ended				36 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019
Reconciliation of statutory income tax rate and the effective income tax rate as a percentage of net income before income tax
Income before income taxes	$ 243,720	$ 4,599,656	$ 3,985,582	$ 2,950,515
Current ISR		1,329,867	1,113,712	810,641
Deferred ISR		42,355	7,691	2,432
Income tax expense	$ 72,709	1,372,222	1,121,403	813,073
Add (deduct) effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes		7,675	74,272	72,082
Statutary rate		$ 1,379,897	$ 1,195,675	$ 885,155
Effective rate (as a percent)	29.83%	29.83%	28.14%	27.56%
Add (deduct) effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes. (as a percent)	0.17%	0.17%	1.86%	2.44%
Statutary rate (as a percent)	30.00%	30.00%	30.00%	30.00%	30.00%